Other assets (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous assets [abstract]
Transactions in transit	€ 364	€ 469	€ 246
Net pension plan assets (note 25)	784	677	1,001
Prepayments and accrued income	3,121	3,016	2,911
Other	4,376	4,310	4,598
Other non-financial assets	€ 8,645	€ 8,472	€ 8,756